Document and Entity Information	May 05, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2021
Entity File Number	0-04041
Entity Registrant Name	ALLIED MOTION TECHNOLOGIES INC.
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	84-0518115
Entity Address, Address Line One	495 Commerce Drive
Entity Address, State or Province	NY
Entity Address, City or Town	Amherst
Entity Address, Postal Zip Code	14228
City Area Code	716
Local Phone Number	242-8634
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	AMOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000046129
Amendment Flag	false